Other financial assets - Summary of other financial assets including non-quasi equity loans to equity accounted units (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Other Assets [Abstract]
Highly liquid financial assets held in managed investment funds classified as held for trading	$ 2,584	$ 2,522